Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative financial instruments
19 Derivative Financial Instruments
The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 26.

	2021		2020

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	5	2	20	–

– cross-currency swaps	114	–	255	–

Cash flow hedges

– cross-currency swaps	107	35	189	–

– forward foreign currency contracts	81	35	62	100

Net investment hedges

– forward foreign currency contracts	62	81	211	43

Held-for-trading*

– interest rate swaps	28	34	45	53

– forward foreign currency contracts	28	127	15	123

Total	425	314	797	319

Current	182	235	430	278

Non-current	243	79	367	41

	425	314	797	319

Derivatives

– in respect of net debt**	273	182	518	172

– other	152	132	279	147

	425	314	797	319

*
Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of interest rate swaps and forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

**	Derivatives in respect of net debt are in a net asset position of £91 million as at 31 December 2021 (2020: net asset position of £346 million). The Group’s net debt is presented in note 23.
For cash flow hedges, the timing of expected cash flows is as follows: assets of £188 million (2020: £251 million) of which £78 million (2020: £98 million) is expected within one year and £107 million (2020: £143 million) beyond five years and liabilities of £70 million (2020: £100 million) of which £33 million (2020: £94 million) is expected within one year
and £nil (2020: £nil) beyond
five years
.
The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 23. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 23.
The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.
The maturity dates of all gross-settled derivative financial instruments are as follows:

	2021				2020

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	5,743	(4,727)	12,407	(12,096)	7,345	(6,567)	10,661	(10,185)

– cross-currency swaps	14	(22)	17	(36)	1,756	(1,655)	–	–

Between one and two years

– forward foreign currency contracts	807	(779)	143	(113)	522	(498)	285	(266)

– cross-currency swaps	705	(592)	665	(689)	33	(54)	–	–

Between two and three years

– cross-currency swaps	9	(15)	10	(15)	1,446	(1,261)	–	–

Between three and four years

– cross-currency swaps	9	(15)	460	(445)	19	(29)	–	–

Between four and five years

– cross-currency swaps	9	(15)	–	–	469	(451)	–	–

Beyond five years

– cross-currency swaps	726	(579)	–	–	767	(594)	–	–

	8,022	(6,744)	13,702	(13,394)	12,357	(11,109)	10,946	(10,451)
The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

	2021		2020

	Assets Inflow/ (outflow) £m	Liabilities Outflow/ (inflow) £m	Assets Inflow/ (outflow) £m	Liabilities Outflow/ (inflow) £m

Within one year	127	225	296	263

Between one and two years	25	19	26	21

Between two and three years	23	11	16	18

Between three and four years	(2)	11	–	–

Between four and five years	–	12	–	–

Beyond five years	–	(17)	–	–

	173	261	338	302
The items designated as hedging instruments are as follows:

	2021		2020

	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	4,413	(35)	757	(5)

– cross-currency swaps	672	(52)	1,428	66

Cash flow hedges

– cross-currency swaps	1,751	69	2,822	(155)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,573	49	3,279	(36)

Net investment hedges (derivative related)

– forward foreign currency contracts	6,120	(27)	5,922	156

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	368	(24)	392	21